COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
	Jul. 06, 2022	Mar. 01, 2022	Dec. 01, 2021	Oct. 01, 2021	Aug. 01, 2021	Dec. 08, 2020	Dec. 01, 2020	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price									$ 26.00	$ 26.00	$ 12.74
Share based payment award options vested number of shares		2,307
Christopher Furman [Member] | Employment Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary	$ 400,000
Annual bonus percentage	100.00%
Share-based compensation arrangement by share-based payment award, shares purchased for award	192,307
Exercise price	$ 26.00
Share based payment award options vested number of shares	38,461
John Evans [Member] | Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Agreement term			4 years
Officers compensation			$ 200,000
Increase in compensation			250,000
Proceeds from estimated financing related party			$ 10,000,000
Tiana States [Member] | New Employment Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary						$ 125,000
Annual bonus percentage						50.00%
Agreement term						5 years
Increase in compensation						$ 200,000
Increase (decrease) in accrued salaries						$ 150,000
James Musick [Member] | Musick Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary							$ 150,000
Annual bonus percentage							100.00%
Agreement term							5 years
Jack Zamora [Member] | New Employment Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Agreement term							5 years
Nathan Haas [Member] | CFO Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary				$ 175,000
Annual bonus percentage				100.00%
Agreement term				5 years
Tanner Haas [Member] | Tanner Haas Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary					$ 135,000
Annual bonus percentage					100.00%
Agreement term					5 years